Prepaid Expenses (Tables)	12 Months Ended
Dec. 31, 2014
Prepaid Expenses [Abstract]
Schedule of prepaid expenses
	2014	2013
Insurance	$18,093	$6,722
Rent	-0-	5,049
Legal	10,000	-0-
Total prepaid expenses	$28,093	$11,771